                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5769

                         Van Kampen High Income Trust II
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)          DESCRIPTION                                                         COUPON       MATURITY            VALUE
               Corporate Bonds    170.1%
               AEROSPACE    2.7%
$      1,005   Hexcel Corp.                                                         6.750%      02/01/15       $       964,800
       1,175   K & F Acquisition, Inc.                                              7.750       11/15/14             1,183,812
                                                                                                               ---------------
                                                                                                                     2,148,612
                                                                                                               ---------------

               BROADCASTING    2.1%
         835   Lin Television Corp.                                                 6.500       05/15/13               782,812
         335   Lin Television Corp., Ser B                                          6.500       05/15/13               314,062
         515   Salem Communications Corp.                                           7.750       12/15/10               521,437
                                                                                                               ---------------
                                                                                                                     1,618,311
                                                                                                               ---------------

               CABLE    9.9%
       1,175   Cablevision Systems Corp. (Floating Rate)                            9.620       04/01/09             1,255,781
         410   CCH I LLC                                                           11.000       10/01/15               375,150
         495   Echostar DBS Corp.                                                   5.750       10/01/08               491,906
       1,740   Echostar DBS Corp.                                                   6.375       10/01/11             1,698,675
         785   Echostar DBS Corp.                                                   6.625       10/01/14               748,694
          80   Intelsat Bermuda Ltd. (Bermuda)                                      8.250       01/15/13                81,400
       2,195   Intelsat Bermuda Ltd. (Floating Rate) (Bermuda)                     10.484       01/15/12             2,236,156
         145   NTL Cable Plc (United Kingdom)                                       8.750       04/15/14               151,162
         100   NTL Cable Plc (United Kingdom)                                       9.125       08/15/16               103,750
         693   PanAmSat Corp.                                                       9.000       08/15/14               718,987
                                                                                                               ---------------
                                                                                                                     7,861,661
                                                                                                               ---------------

               CHEMICALS    10.4%
       1,070   Equistar Chemicals LP                                               10.125       09/01/08             1,138,212
         600   Equistar Chemicals LP                                               10.625       05/01/11               646,500
         740   Innophos, Inc.                                                       8.875       08/15/14               738,150
         380   Koppers, Inc.                                                        9.875       10/15/13               413,250
       1,350   Lyondell Chemical Co.                                               10.500       06/01/13             1,491,750
         905   Millennium America, Inc.                                             9.250       06/15/08               936,675
       1,450   Nalco Co.                                                            7.750       11/15/11             1,486,250
         762   Rockwood Specialties Group, Inc.                                    10.625       05/15/11               819,150
         610   Westlake Chemicals Corp.                                             6.625       01/15/16               582,550
                                                                                                               ---------------
                                                                                                                     8,252,487
                                                                                                               ---------------

               CONSUMER PRODUCTS    6.4%
       1,200   Case New Holland, Inc.                                               7.125       03/01/14             1,210,500
         365   Oxford Industrials, Inc.                                             8.875       06/01/11               374,125
       2,150   Phillips Van-Heusen Corp.                                            7.250       02/15/11             2,182,250
         740   Steinway Musical Instruments, Inc. (a)                               7.000       03/01/14               728,900
         544   Tempur Pedic, Inc.                                                  10.250       08/15/10               573,240
                                                                                                               ---------------
                                                                                                                     5,069,015
                                                                                                               ---------------

               DIVERSIFIED MEDIA    7.6%
         740   AMC Entertainment, Inc. (Floating Rate)                              9.655       08/15/10               767,750
       1,425   CanWest Media, Inc. (Canada)                                         8.000       09/15/12             1,414,312
         685   Dex Media West Finance Corp.                                         9.875       08/15/13               743,225
         685   Houghton Mifflin Co.                                                 8.250       02/01/11               707,262

         760   Houghton Mifflin Co.                                                 9.875       02/01/13               807,500
         205   Interpublic Group Cos., Inc.                                         5.400       11/15/09               194,750
         475   Interpublic Group Cos., Inc.                                         7.250       08/15/11               458,375
         940   Quebecor World Cap Corp. (Canada) (a)                                8.750       03/15/16               909,450
                                                                                                               ---------------
                                                                                                                     6,002,624
                                                                                                               ---------------

               ENERGY    14.3%
       1,440   CHC Helicopter Corp. (Canada)                                        7.375       05/01/14             1,364,400
       1,825   Chesapeake Energy Corp.                                              6.625       01/15/16             1,770,250
         350   Chesapeake Energy Corp.                                              7.500       09/15/13               357,000
         330   Compagnie Generale de Geophysique, SA (France)                       7.500       05/15/15               328,350
       1,500   Frontier Oil Corp.                                                   6.625       10/01/11             1,507,500
         160   Hanover Compressor Co.                                               8.625       12/15/10               167,200
         670   Hanover Compressor Co.                                               9.000       06/01/14               713,550
         288   Hanover Equipment Trust                                              8.500       09/01/08               293,040
         280   Hanover Equipment Trust                                              8.750       09/01/11               292,600
       1,250   Hilcorp Energy Finance Corp. (a)                                     7.750       11/01/15             1,215,625
         467   Hilcorp Energy Finance Corp. (a)                                    10.500       09/01/10               504,944
       1,100   Kinder Morgan, Inc.                                                  6.500       09/01/12             1,102,235
         328   Magnum Hunter Resources, Inc.                                        9.600       03/15/12               347,680
         650   Pacific Energy Partners                                              7.125       06/15/14               666,250
         750   Pogo Producing Co.                                                   6.875       10/01/17               719,062
                                                                                                               ---------------
                                                                                                                    11,349,686
                                                                                                               ---------------

               FINANCIAL    1.9%
       1,455   Residential Capital Corp.                                            6.375       06/30/10             1,473,349
                                                                                                               ---------------

               FOOD & DRUG    3.5%
       1,070   Albertson's, Inc.                                                    7.250       05/01/13             1,063,040
         405   Albertson's, Inc.                                                    7.500       02/15/11               414,643
       1,200   Delhaize America, Inc.                                               8.125       04/15/11             1,293,946
                                                                                                               ---------------
                                                                                                                     2,771,629
                                                                                                               ---------------

               FOOD & TOBACCO    13.4%
       1,300   Constellation Brands, Inc.                                           8.000       02/15/08             1,335,750
         595   Michael Foods, Inc.                                                  8.000       11/15/13               609,875
         930   Pilgrim's Pride Corp.                                                9.250       11/15/13               957,900
       1,635   Pilgrim's Pride Corp.                                                9.625       09/15/11             1,724,925
       1,445   RJ Reynolds Tobacco Holdings, Inc. (a)                               6.500       07/15/10             1,465,639
         685   Smithfield Foods, Inc.                                               7.000       08/01/11               693,562
         380   Smithfield Foods, Inc.                                               7.625       02/15/08               387,600
       1,810   Smithfield Foods, Inc.                                               8.000       10/15/09             1,900,500
       1,500   Tyson Foods, Inc.                                                    6.850       04/01/16             1,547,167
                                                                                                               ---------------
                                                                                                                    10,622,918
                                                                                                               ---------------

               FOREST PRODUCTS    6.0%
       1,270   Crown Americas LLC                                                   7.625       11/15/13             1,292,225
       1,000   Graphic Packaging International, Inc.                                9.500       08/15/13             1,027,500
       2,083   Owens-Brockway Glass Containers, Inc.                                8.875       02/15/09             2,150,697
         320   P.H. Glatfelter Co. (a)                                              7.125       05/01/16               313,628
                                                                                                               ---------------
                                                                                                                     4,784,050
                                                                                                               ---------------

               GAMING & LEISURE    14.6%
         750   Caesars Entertainment, Inc.                                          8.875       09/15/08               787,500
         965   Host Marriott LP                                                     6.375       03/15/15               940,875
       1,135   Host Marriott LP                                                     7.125       11/01/13             1,154,863
       1,475   Isle of Capri Casinos, Inc.                                          7.000       03/01/14             1,408,625
       1,370   Las Vegas Sands Corp.                                                6.375       02/15/15             1,292,938
         265   MGM Mirage, Inc.                                                     5.875       02/27/14               246,781

       2,420   MGM Mirage, Inc.                                                     6.000       10/01/09             2,401,850
       1,510   Mohegan Tribal Gaming Authority                                      7.125       08/15/14             1,510,000
       1,160   Station Casinos, Inc.                                                6.000       04/01/12             1,125,200
         175   Station Casinos, Inc.                                                6.875       03/01/16               164,938
         490   Station Casinos, Inc.                                                7.750       08/15/16               510,825
                                                                                                               ---------------
                                                                                                                    11,544,395
                                                                                                               ---------------

               HEALTHCARE    20.1%
       1,115   Amerisourcebergen Corp.                                              5.625       09/15/12             1,101,564
       1,510   Community Health Systems, Inc.                                       6.500       12/15/12             1,451,488
       1,525   Davita, Inc.                                                         6.625       03/15/13             1,496,406
       1,985   Extendicare Health Services, Inc.                                    6.875       05/01/14             2,133,875
       1,485   Fisher Scientific International, Inc.                                6.125       07/01/15             1,481,288
          97   Fresenius Medical Care Capital Trust II                              7.875       02/01/08               989,400
         965   Fresenius Medical Care Capital Trust IV                              7.875       06/15/11               995,156
         595   HCA, Inc.                                                            5.750       03/15/14               468,563
         105   HCA, Inc.                                                            6.300       10/01/12                89,119
         895   HCA, Inc.                                                            6.375       01/15/15               724,950
         810   HCA, Inc.                                                            6.500       02/15/16               652,050
         882   HCA, Inc.                                                            8.750       09/01/10               893,025
         735   Omnicare, Inc.                                                       6.750       12/15/13               718,463
         750   Res-Care, Inc.                                                       7.750       10/15/13               751,875
         575   Tenet Healthcare Corp.                                               9.875       07/01/14               575,719
       1,405   Ventas Realty LP                                                     6.750       06/01/10             1,436,613
                                                                                                               ---------------
                                                                                                                    15,959,554
                                                                                                               ---------------

               HOUSING    1.7%
       1,090   Interface, Inc.                                                      9.500       02/01/14             1,128,150
         225   Technical Olympic USA, Inc.                                         10.375       07/01/12               195,750
                                                                                                               ---------------
                                                                                                                     1,323,900
                                                                                                               ---------------

               INFORMATION TECHNOLOGY    1.7%
       1,340   Iron Mountain, Inc.                                                  8.625       04/01/13             1,376,850
                                                                                                               ---------------

               MANUFACTURING    4.4%
         365   General Cable Corp.                                                  9.500       11/15/10               392,375
         925   JohnsonDiversey, Inc.                                                9.625       05/15/12               934,250
         764   Manitowoc, Inc.                                                     10.500       08/01/12               825,120
         540   Propex Fabrics, Inc.                                                10.000       12/01/12               492,750
         810   RBS Global & Rexnord Corp. (a)                                       9.500       08/01/14               826,200
                                                                                                               ---------------
                                                                                                                     3,470,695
                                                                                                               ---------------

               METALS    6.3%
         245   Foundation, PA Coal Co.                                              7.250       08/01/14               247,450
       1,035   GrafTech Finance, Inc.                                              10.250       02/15/12             1,091,925
       1,310   Massey Energy Co.                                                    6.875       12/15/13             1,192,100
       1,950   Novelis, Inc. (Canada) (a)                                           8.250       02/15/15             1,862,250
         585   United States Steel Corp.                                            9.750       05/15/10               627,413
                                                                                                               ---------------
                                                                                                                     5,021,138
                                                                                                               ---------------

               RETAIL    5.6%
         830   Brown Shoe Co., Inc.                                                 8.750       05/01/12               871,500
       1,400   JC Penney Corp., Inc.                                                8.000       03/01/10             1,507,030
       1,050   Linens 'n Things, Inc. (Floating Rate) (a)                          11.132       01/15/14             1,018,500
       1,025   Petro Stopping Center Financial                                      9.000       02/15/12             1,042,938
                                                                                                               ---------------
                                                                                                                     4,439,968
                                                                                                               ---------------

               SERVICES    5.0%
       1,530   Allied Waste North America, Inc.                                     6.375       04/15/11             1,499,400
          45   Allied Waste North America, Inc.                                     7.875       04/15/13                46,238


         950   Allied Waste North America, Inc.                                     8.500       12/01/08               999,875
         295   Buhrmann US, Inc.                                                    7.875       03/01/15               285,413
         240   Buhrmann US, Inc.                                                    8.250       07/01/14               238,200
         700   MSW Energy Holdings II LLC                                           7.375       09/01/10               703,500
         150   MSW Energy Holdings LLC                                              8.500       09/01/10               155,250
                                                                                                               ---------------
                                                                                                                     3,927,876
                                                                                                               ---------------

               TELECOMMUNICATIONS    8.3%
         861   Axtel SA (Mexico)                                                   11.000       12/15/13               968,625
         500   Exodus Communications, Inc. (b) (c)                                 11.250       07/01/08                     0
         290   Nordic Tel Co. Holdings (Denmark) (a)                                8.875       05/01/16               306,313
       1,000   Qwest Corp.                                                          7.875       09/01/11             1,055,000
       3,000   Qwest Corp. (Floating Rate)                                          8.640       06/15/13             3,225,000
         940   Wind Acquisition Finance SA (Luxembourg) (a)                        10.750       12/01/15             1,042,225
                                                                                                               ---------------
                                                                                                                     6,597,163
                                                                                                               ---------------

               TRANSPORTATION    11.4%
       1,110   Arvin Meritor, Inc.                                                  8.750       03/01/12             1,068,375
       1,720   Ford Motor Credit Co.                                                5.800       01/12/09             1,638,317
       1,175   General Motors Acceptance Corp.                                      4.375       12/10/07             1,147,445
       1,165   General Motors Acceptance Corp.                                      6.875       09/15/11             1,160,025
         710   General Motors Corp.                                                 7.125       07/15/13               627,463
       2,250   Sonic Automotive, Inc.                                               8.625       08/15/13             2,278,125
       1,055   TRW Automotive, Inc.                                                 9.375       02/15/13             1,128,850
                                                                                                               ---------------
                                                                                                                     9,048,600
                                                                                                               ---------------

               UTILITY    9.2%
         850   AES Corp.                                                            7.750       03/01/14               888,250
          41   AES Corp.                                                            8.875       02/15/11                44,075
         127   AES Corp.                                                            9.375       09/15/10               137,795
         615   CMS Energy Corp.                                                     6.300       02/01/12               611,925
         465   CMS Energy Corp.                                                     7.500       01/15/09               481,275
         700   CMS Energy Corp.                                                     8.500       04/15/11               759,500
         600   Colorado Interstate Gas Co.                                          6.800       11/15/15               607,675
         465   IPALCO Enterprises, Inc.                                             8.375       11/14/08               480,113
         405   IPALCO Enterprises, Inc.                                             8.625       11/14/11               436,388
         835   Monongahela Power Co.                                                5.000       10/01/06               835,000
         510   Nevada Power Co.                                                     8.250       06/01/11               564,013
         552   Nevada Power Co.                                                     9.000       08/15/13               605,051
         484   PSEG Energy Holdings                                                 8.625       02/15/08               504,570
         340   Southern Natural Gas Co.                                             8.875       03/15/10               358,246
                                                                                                               ---------------
                                                                                                                     7,313,876
                                                                                                               ---------------

               WIRELESS COMMUNICATIONS    3.6%
       1,775   Nextel Communications, Inc.                                          6.875       10/31/13             1,808,764
       1,000   Rural Cellular Corp.                                                 8.250       03/15/12             1,035,000
                                                                                                               ---------------
                                                                                                                     2,843,764
                                                                                                               ---------------
TOTAL CORPORATE BONDS    170.1%                                                                                    134,822,121
                                                                                                               ---------------



Equities    1.0%
               DecisionOne Corp. (5,483 common shares) (d) (e)                                                               0
               Doe Run Resources Corp. (1 common stock warrant) (d) (e)                                                  5,465
               HCI Direct, Inc. (60,714 common shares) (d) (e)                                                         728,568
               Hosiery Corp. of America, Inc., Class A (1,000 common shares) (d) (e)                                         0
               VS Holdings, Inc. (20,207 common shares) (d) (e)                                                              0
               XO Holdings, Inc. (681 common shares) (e)                                                                 3,323

               XO Holdings, Inc., Ser A (1,364 common stock warrants) (e)                                                1,228
               XO Holdings, Inc., Ser B (1,022 common stock warrants) (e)                                                  613
               XO Holdings, Inc., Ser C (1,022 common stock warrants) (e)                                                  388
                                                                                                               ---------------

TOTAL EQUITIES    1.0%                                                                                                 739,585
                                                                                                               ---------------

TOTAL LONG-TERM INVESTMENTS    171.1%
   (Cost $137,682,329)                                                                                             135,561,706

Repurchase Agreement    7.9%
               State Street Bank & Trust Co. ($6,285,000 par collateralized by U.S.
               Government obligations in a pooled cash account, interest rate of
               5.15%, dated 09/29/06, to be sold on 10/02/06 at $6,287,697)
                       (Cost $6,285,000)                                                                             6,285,000
                                                                                                               ---------------

TOTAL INVESTMENTS    179.0%
   (Cost $143,967,329)                                                                                             141,846,706

OTHER ASSETS IN EXCESS OF LIABILITIES    3.7%                                                                        2,972,673

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (82.7%)                                                      (65,555,318)
                                                                                                               ---------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                               $    79,264,061
                                                                                                               ===============

               Percentages are calculated as a percentage of net assets applicable to common shares.

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b)            Non-income producing as security is in default.
(c) This borrower has filed for protection in federal bankruptcy court.
(d) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.
(e)            Non-income producing security.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Income Trust II


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: November 21, 2006